12. ESCROW DEPOSITS (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2020	Feb. 13, 2020
Disclosure of escrow deposits [line items]
Escrow deposits	R$ 6
Cemig D and Cemig GT [member]
Disclosure of escrow deposits [line items]
Escrow deposits		R$ 1,382
Ceming GT [member]
Disclosure of escrow deposits [line items]
Escrow deposits		1,186
Cemig D [member]
Disclosure of escrow deposits [line items]
Escrow deposits		R$ 196